Fees Summary	Aug. 22, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 555,000
Previously Paid Amount	0.00
Total Fee Amount	81.92
Total Offset Amount	0.00
Net Fee	81.92
Narrative - Max Aggregate Offering Price	$ 555,000
Final Prospectus	true